Deferred Revenue	12 Months Ended
Feb. 28, 2021
Disclosure of deferred income [text block] [Abstract]
DEFERRED REVENUE
18.	DEFERRED REVENUE

	2021	2020
	Figures in Rand thousands
Opening balance	208,782	80,377
Amounts deferred in current year	251,141	275,584
Amounts released to revenue in the current year	(211,484)	(152,420)
Translation adjustments	(1,674)	5,241
Closing balance	246,765	208,782
Non-current liabilities	85,655	55,817
Current liabilities	161,110	152,965
	246,765	208,782

Subscription revenues are billed monthly in advance and then recognized in revenue as the service is provided. Ownership of all telematics devices remain with the Group. Certain customers have paid for the service upfront and revenue is deferred and recognized over the expected term of the customer relationship, which is estimated to be 60 months.

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	2021	2020
Maturities analysis	Figures in Rand thousands
– within one year	161,110	152 965
– within two to four years	81,055	50,296
– over four years	4,600	5,521
Present value of amounts received in advance	246,765	208,782